Other Non-Financial Liabilities (Tables)	12 Months Ended
Dec. 31, 2024
Other Non-Financial Liabilities [Abstract]
Summary of Other Non-Financial Liabilities

(in millions €)	December 31, 2024	December 31, 2023
Liabilities to employees	99.8	73.3
Liabilities from share-based payment arrangements	26.6	29.0
Liabilities from wage taxes and social securities expenses	22.7	15.1
Grants	85.2	0.8
Other	22.6	20.0
Total	256.9	138.2
Total current	169.4	125.1
Total non-current	87.5	13.1